UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04178)

Exact name of registrant as specified in charter: Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
12/31/07 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (36.1%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.6%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
November 20, 2037	$23,715,664	$24,503,113
6s, with due dates from October 15, 2023 to
January 15, 2029	123,510	127,791
		24,630,904

U.S. Government Agency Mortgage Obligations (32.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	1,846,311	1,997,276
6s, September 1, 2021	73,443	75,084
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	729,691	740,351
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037	3,062,005	2,893,475
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036	3,601,088	3,757,848
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037	3,029,110	3,114,238
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017	211,614	219,451
6 1/2s, TBA, January 1, 2038	14,400,000	14,798,249
6s, with due dates from August 1, 2037 to
November 1, 2037	81,860	83,149
6s, with due dates from November 1, 2008 to
August 1, 2022	12,384,558	12,672,904
5 1/2s, with due dates from November 1, 2036 to
October 1, 2037	7,288,667	7,278,132
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	2,118,372	2,149,942
5 1/2s, TBA, January 1, 2038	166,600,000	166,339,688
5s, March 1, 2021	95,938	95,994
4 1/2s, with due dates from September 1, 2035 to
August 1, 2037	3,762,484	3,565,629
4s, with due dates from May 1, 2019 to
September 1, 2020	822,863	791,987
		220,573,397

Total U.S. government and agency mortgage obligations (cost $241,719,135)		$245,204,301

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.8%)(a)

	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$13,700,000	$13,918,915
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,718,725
6 3/4s, March 15, 2031	1,500,000	1,880,628
6 5/8s, September 15, 2009	29,420,000	30,857,520
3 3/8s, April 15, 2009	4,300,000	4,281,931

Total U.S. government agency obligations (cost $59,023,203)		$59,657,719

U.S. TREASURY OBLIGATIONS (24.8%)(a)

	Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$22,545,008
7 1/2s, November 15, 2016	10,948,000	13,740,595
6 1/4s, May 15, 2030	10,723,000	13,386,995
6s, February 15, 2026	47,270,000	55,941,091
U.S. Treasury Notes
4 1/4s, August 15, 2013	29,441,000	30,503,638
4 1/4s, September 30, 2012	17,438,000	18,045,606
4s, February 15, 2015	14,300,000	14,503,329

Total U.S. treasury obligations (cost $155,054,422)		$168,666,262

COLLATERALIZED MORTGAGE OBLIGATIONS (51.8%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-4, Class A4, 5.634s, 2046	$300,000	$297,630
Ser. 04-3, Class A5, 5.316s, 2039	180,000	178,060
Banc of America Funding Corp. Ser. 07-4, Class 4A2,
Interest Only (IO), 5 1/2s, 2034	2,075,338	436,461
Banc of America Mortgage Securities

IFB Ser. 06-2, Class A4, IO, 0.535s, 2046	905,109	11,583
Ser. 04-D, Class 2A, IO, 0.324s, 2034	5,045,417	11,248
Ser. 05-E, Class 2, IO, 0.304s, 2035	13,500,918	61,425
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.785s, 2037	1,775,772	100,148
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 1.317s, 2035	6,029,792	353,322
IFB Ser. 05-R2, Class 1AS, IO, 0.938s, 2035	16,616,106	721,498
Credit Suisse Mortgage Capital Certificates
FRB Ser.07-C4, Class A2, 5.811s, 2039	277,000	283,332
IFB Ser. 06-9, Class 7A2, IO, 1.685s, 2036	1,377,885	43,705
Fannie Mae
IFB Ser. 07-64, Class LS, 15.255s, 2037	348,060	456,612
IFB Ser. 06-70, Class SM, 13.473s, 2036	120,311	150,974
IFB Ser. 07-75, Class JS, 13.44s, 2037	945,104	1,249,289
IFB Ser. 07-75, Class CS, 11.445s, 2037	576,871	778,165
IFB Ser. 07-75, Class ES, 11.01s, 2036	381,157	469,678
IFB Ser. 07-63, Class DS, 10.71s, 2037	308,508	390,207
IFB Ser. 06-62, Class PS, 10.71s, 2036	776,136	975,877
IFB Ser. 07-80, Class AS, 10.44s, 2037	343,969	432,033
IFB Ser. 07-60, Class SB, 10.41s, 2037	292,100	348,475
IFB Ser. 06-76, Class QB, 10.41s, 2036	940,199	1,186,785
IFB Ser. 06-63, Class SP, 10.11s, 2036	1,025,803	1,275,812
Ser. 03-W6, Class PT1, 10.099s, 2042	2,109,164	2,364,240
IFB Ser. 07-W7, Class 1A4, 9.99s, 2037	548,749	654,580
IFB Ser. 06-49, Class SE, 9.54s, 2036	913,116	1,077,249
IFB Ser. 06-104, Class GS, 9.403s, 2036	419,370	508,260
IFB Ser. 06-60, Class AK, 9.34s, 2036	438,848	521,249
IFB Ser. 06-60, Class TK, 9.14s, 2036	262,257	306,918
IFB Ser. 06-104, Class ES, 9 1/8s, 2036	481,257	581,608
IFB Ser. 07-1, Class NK, 8.993s, 2037	1,393,910	1,697,172
IFB Ser. 07-81, Class SC, 8.61s, 2037	537,848	638,897
IFB Ser. 06-104, Class CS, 7.808s, 2036	599,089	676,465
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,210,814	1,310,918
Ser. 02-T19, Class A3, 7 1/2s, 2042	18,398	19,801
Ser. 02-T12, Class A3, 7 1/2s, 2042	18,813	20,107
Ser. 02-14, Class A2, 7 1/2s, 2042	130,896	139,926
Ser. 01-T10, Class A2, 7 1/2s, 2041	1,617,431	1,737,909
Ser. 02-T4, Class A3, 7 1/2s, 2041	628,768	670,456
Ser. 01-T12, Class A2, 7 1/2s, 2041	870,517	927,337
Ser. 01-T3, Class A1, 7 1/2s, 2040	41,755	44,436
Ser. 99-T2, Class A1, 7 1/2s, 2039	89,685	96,954
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	881,468	942,387
Ser. 02-T1, Class A3, 7 1/2s, 2031	757,630	811,055
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,156,977	1,237,040
Ser. 01-T5, Class A3, 7 1/2s, 2030	19,992	21,341
Ser. 01-T4, Class A1, 7 1/2s, 2028	81,031	88,038
IFB Ser. 07-30, Class FS, 7.295s, 2037	1,378,831	1,549,888
IFB Ser. 06-115, Class ES, 7.1s, 2036	462,717	540,613
Ser. 02-26, Class A1, 7s, 2048	1,272,243	1,351,036
Ser. 04-W12, Class 1A3, 7s, 2044	670,214	717,942
Ser. 04-T3, Class 1A3, 7s, 2044	1,442,954	1,544,012
Ser. 04-T2, Class 1A3, 7s, 2043	487,767	522,038
Ser. 03-W8, Class 2A, 7s, 2042	4,840,923	5,159,524
Ser. 03-W3, Class 1A2, 7s, 2042	470,520	500,627
Ser. 02-T16, Class A2, 7s, 2042	3,281,947	3,491,060
Ser. 02-T19, Class A2, 7s, 2042	2,057,294	2,190,271
Ser. 02-14, Class A1, 7s, 2042	1,379,475	1,459,907
Ser. 01-T10, Class A1, 7s, 2041	907,954	958,776
Ser. 02-T4, Class A2, 7s, 2041	2,334,346	2,465,618
Ser. 01-W3, Class A, 7s, 2041	367,674	392,162
Ser. 04-W1, Class 2A2, 7s, 2033	3,327,415	3,556,661
IFB Ser. 05-74, Class CP, 6.912s, 2035	1,199,325	1,363,944
IFB Ser. 06-27, Class SP, 6.728s, 2036	876,000	993,988
IFB Ser. 06-8, Class HP, 6.728s, 2036	953,638	1,080,237
IFB Ser. 06-8, Class WK, 6.728s, 2036	1,514,319	1,701,904
IFB Ser. 05-106, Class US, 6.728s, 2035	1,438,597	1,634,833
IFB Ser. 05-99, Class SA, 6.728s, 2035	710,444	787,294
IFB Ser. 05-115, Class NQ, 6.694s, 2036	331,277	365,226
IFB Ser. 05-74, Class CS, 6.641s, 2035	1,367,216	1,500,888
IFB Ser. 05-74, Class DM, 6.545s, 2035	1,400,677	1,562,823
Ser. 381, Class 14, IO, 6 1/2s, 2037	185,163	38,973
Ser. 381, Class 15, IO, 6 1/2s, 2037	93,540	20,498
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,116,903	464,683
IFB Ser. 06-60, Class CS, 6.252s, 2036	465,655	493,654
IFB Ser. 05-114, Class SP, 6.201s, 2036	412,719	433,992
IFB Ser. 07-96, Class AS, 5.825s, 2037	414,964	451,579
IFB Ser. 05-95, Class CP, 5.437s, 2035	108,374	116,991
FRB Ser. 07-103, Class HB, 5.265s, 2037	11,137,000	11,154,819
FRB Ser. 07-95, Class A1, 5.115s, 2036	13,241,371	13,150,005
FRB Ser. 07-95, Class A2, 5.115s, 2036	39,716,000	39,386,357
FRB Ser. 07-95, Class A3, 5.115s, 2036	11,005,000	10,601,117
FRB Ser. 07-101, Class A2, 5.115s, 2036	9,775,000	9,710,485
FRB Ser. 07-114, Class A1, 5.065s, 2037	42,423,044	42,185,475
IFB Ser. 05-106, Class JC, 5.039s, 2035	661,544	675,037
IFB Ser. 05-83, Class QP, 4.745s, 2034	484,772	493,406
IFB Ser. 05-72, Class SB, 4.713s, 2035	504,386	520,265
IFB Ser. 05-57, Class MN, 4.477s, 2035	952,906	990,265
IFB Ser. 07-W6, Class 6A2, IO, 2.935s, 2037	812,270	80,756
IFB Ser. 03-66, Class SA, IO, 2.785s, 2033	1,198,122	123,134
IFB Ser. 07-W6, Class 5A2, IO, 2.425s, 2037	1,075,608	101,402

IFB Ser. 07-W4, Class 4A2, IO, 2.415s, 2037	3,978,695	353,836
IFB Ser. 07-W2, Class 3A2, IO, 2.415s, 2037	1,493,039	134,598
IFB Ser. 05-113, Class DI, IO, 2.365s, 2036	41,877,762	3,535,281
IFB Ser. 06-60, Class SI, IO, 2.285s, 2036	1,459,556	145,009
IFB Ser. 06-74, Class SN, IO, 2.235s, 2036	1,120,516	65,191
IFB Ser. 03-122, Class SA, IO, 2.235s, 2028	2,240,012	146,946
IFB Ser. 05-65, Class KI, IO, 2.135s, 2035	20,900,776	1,669,980
IFB Ser. 07-54, Class CI, IO, 1.895s, 2037	969,436	84,876
IFB Ser. 07-39, Class PI, IO, 1.895s, 2037	933,033	76,377
IFB Ser. 07-30, Class WI, IO, 1.895s, 2037	4,883,759	369,201
IFB Ser. 07-28, Class SE, IO, 1.885s, 2037	963,937	84,806
IFB Ser. 06-128, Class SH, IO, 1.885s, 2037	1,103,356	85,325
IFB Ser. 06-56, Class SM, IO, 1.885s, 2036	1,199,004	96,968
IFB Ser. 06-12, Class SD, IO, 1.885s, 2035	4,523,875	432,039
IFB Ser. 05-90, Class SP, IO, 1.885s, 2035	2,190,312	180,394
IFB Ser. 07-W5, Class 2A2, IO, 1 7/8s, 2037	490,183	35,789
IFB Ser. 07-30, Class IE, IO, 1 7/8s, 2037	2,387,285	239,713
IFB Ser. 06-123, Class CI, IO, 1 7/8s, 2037	2,196,934	185,364
IFB Ser. 06-123, Class UI, IO, 1 7/8s, 2037	954,620	79,404
IFB Ser. 05-82, Class SY, IO, 1.865s, 2035	5,484,006	405,835
IFB Ser. 07-15, Class BI, IO, 1.835s, 2037	1,605,433	134,534
IFB Ser. 06-16, Class SM, IO, 1.835s, 2036	873,788	74,568
IFB Ser. 05-95, Class CI, IO, 1.835s, 2035	1,545,348	137,662
IFB Ser. 05-84, Class SG, IO, 1.835s, 2035	2,544,267	229,287
IFB Ser. 05-104, Class NI, IO, 1.835s, 2035	1,767,416	158,020
IFB Ser. 05-83, Class QI, IO, 1.825s, 2035	412,727	40,138
IFB Ser. 06-128, Class GS, IO, 1.815s, 2037	1,100,758	94,237
IFB Ser. 05-83, Class SL, IO, 1.805s, 2035	4,507,694	343,194
IFB Ser. 06-114, Class IS, IO, 1.785s, 2036	1,167,554	87,828
IFB Ser. 06-115, Class IE, IO, 1.775s, 2036	842,642	75,515
IFB Ser. 06-117, Class SA, IO, 1.775s, 2036	1,278,118	95,639
IFB Ser. 06-121, Class SD, IO, 1.775s, 2036	864,997	65,759
IFB Ser. 06-109, Class SG, IO, 1.765s, 2036	702,145	53,722
IFB Ser. 06-109, Class SH, IO, 1.755s, 2036	1,091,666	103,359
IFB Ser. 07-W6, Class 4A2, IO, 1.735s, 2037	4,348,017	330,379
IFB Ser. 06-128, Class SC, IO, 1.735s, 2037	2,112,598	163,488
IFB Ser. 06-44, Class IS, IO, 1.735s, 2036	119,648	9,267
IFB Ser. 06-45, Class SM, IO, 1.735s, 2036	1,896,242	120,103
IFB Ser. 06-8, Class JH, IO, 1.735s, 2036	4,052,257	356,694
IFB Ser. 05-122, Class SG, IO, 1.735s, 2035	881,915	76,336
IFB Ser. 05-95, Class OI, IO, 1.725s, 2035	229,869	23,227
IFB Ser. 06-92, Class LI, IO, 1.715s, 2036	1,242,509	95,468
IFB Ser. 06-96, Class ES, IO, 1.715s, 2036	563,654	42,118
IFB Ser. 06-85, Class TS, IO, 1.695s, 2036	1,682,978	121,964
IFB Ser. 06-61, Class SE, IO, 1.685s, 2036	348,358	23,115
IFB Ser. 07-75, Class PI, IO, 1.675s, 2037	1,543,217	115,928
IFB Ser. 07-76, Class SA, IO, 1.675s, 2037	1,333,298	79,605
IFB Ser. 07-W7, Class 2A2, IO, 1.665s, 2037	3,577,054	262,583
IFB Ser. 07-90, Class S, IO, 1.645s, 2037	2,463,659	117,262
IFB Ser. 07-103, Class AI, IO, 1.635s, 2037	6,040,819	419,837
IFB Ser. 07-1, Class NI, IO, 1.635s, 2037	3,184,204	233,508
IFB Ser. 03-124, Class ST, IO, 1.635s, 2034	811,118	55,359
IFB Ser. 07-109, Class XI, IO, 1.585s, 2037	895,472	64,564
IFB Ser. 06-70, Class WI, IO, 1.585s, 2036	885,579	39,418
IFB Ser. 07-30, Class JS, IO, 1.575s, 2037	2,246,503	169,238
IFB Ser. 07-30, Class LI, IO, 1.575s, 2037	1,479,541	114,059
IFB Ser. 07-W2, Class 1A2, IO, 1.565s, 2037	1,071,748	75,358
IFB Ser. 07-54, Class IA, IO, 1.545s, 2037	1,104,798	84,097
IFB Ser. 07-54, Class IB, IO, 1.545s, 2037	1,104,798	84,097
IFB Ser. 07-54, Class IC, IO, 1.545s, 2037	1,104,798	84,097
IFB Ser. 07-54, Class ID, IO, 1.545s, 2037	1,104,798	84,097
IFB Ser. 07-54, Class IE, IO, 1.545s, 2037	1,104,798	84,097
IFB Ser. 07-54, Class IF, IO, 1.545s, 2037	1,644,879	125,208
IFB Ser. 07-54, Class UI, IO, 1.545s, 2037	1,404,905	115,283
IFB Ser. 07-56, Class SA, IO, 1.545s, 2037	962,791	55,088
IFB Ser. 07-91, Class AS, IO, 1.535s, 2037	1,015,869	68,998
IFB Ser. 07-91, Class HS, IO, 1.535s, 2037	1,082,382	77,718
IFB Ser. 07-15, Class CI, IO, 1.515s, 2037	4,076,294	304,773
IFB Ser. 06-123, Class BI, IO, 1.515s, 2037	5,349,445	385,095
IFB Ser. 06-115, Class JI, IO, 1.515s, 2036	2,969,923	221,081
IFB Ser. 06-123, Class LI, IO, 1.455s, 2037	1,982,599	139,098
IFB Ser. 07-116, Class IA, IO, 1.263s, 2037	4,100,000	272,650
IFB Ser. 07-39, Class AI, IO, 1.255s, 2037	2,189,120	141,728
IFB Ser. 07-39, Class SY, IO, 1.245s, 2037	2,546,822	111,188
IFB Ser. 07-32, Class SD, IO, 1.245s, 2037	1,316,362	86,762
IFB Ser. 07-30, Class UI, IO, 1.235s, 2037	1,070,526	73,399
IFB Ser. 07-32, Class SC, IO, 1.235s, 2037	1,753,905	117,478
IFB Ser. 07-1, Class CI, IO, 1.235s, 2037	1,266,838	83,854
IFB Ser. 05-74, Class SE, IO, 1.235s, 2035	6,534,995	363,615
IFB Ser. 05-82, Class SI, IO, 1.235s, 2035	5,290,186	303,581
IFB Ser. 07-W4, Class 1A2, IO, 1.225s, 2037	17,568,742	1,044,939
IFB Ser. 07-W5, Class 1A2, IO, 1.215s, 2037	2,503,499	132,557
IFB Ser. 05-74, Class NI, IO, 1.215s, 2035	6,774,282	480,216
IFB Ser. 07-4, Class PS, IO, 1.19s, 2037	5,531,370	334,115
IFB Ser. 07-116, Class BI, IO, 1.013s, 2037	3,788,000	213,264
IFB Ser. 07-75, Class ID, IO, 1.005s, 2037	1,198,719	75,358
Ser. 03-W10, Class 3A, IO, 0.813s, 2043	25,311,538	380,866
Ser. 03-W10, Class 1A, IO, 0.777s, 2043	21,006,897	269,131
Ser. 01-T12, Class IO, 0.565s, 2041	2,718,598	37,127
Ser. 03-W2, Class 1, IO, 0.47s, 2042	1,124,636	14,143
Ser. 02-T4, IO, 0.452s, 2041	14,093,439	150,065

Ser. 01-50, Class B1, IO, 0.448s, 2041	4,735,930	46,748
Ser. 02-T1, Class IO, IO, 0.427s, 2031	2,878,262	31,688
Ser. 03-W6, Class 3, IO, 0.366s, 2042	1,822,277	17,011
Ser. 01-79, Class BI, IO, 0.336s, 2045	4,369,439	36,188
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	9,460,807	7,527,878
Ser. 06-56, Class XF, zero %, 2036	79,020	80,229
Ser. 04-38, Class AO, PO, zero %, 2034	1,384,689	1,008,994
Ser. 04-61, Class CO, PO, zero %, 2031	1,574,497	1,336,708
Ser. 07-31, Class TS, IO, zero %, 2009	3,588,585	67,576
Ser. 07-15, Class IM, IO, zero %, 2009	1,396,303	27,654
Ser. 07-16, Class TS, IO, zero %, 2009	5,727,596	97,245
FRB Ser. 07-76, Class SF, zero %, 2037	106,990	107,979
FRB Ser. 06-115, Class SN, zero %, 2036	624,308	649,964
FRB Ser. 06-104, Class EK, zero %, 2036	238,606	237,202
FRB Ser. 05-117, Class GF, zero %, 2036	129,849	119,155
FRB Ser. 05-79, Class FE, zero %, 2035	298,110	297,078
FRB Ser. 05-45, Class FG, zero %, 2035	356,495	330,390
FRB Ser. 05-81, Class DF, zero %, 2033	115,022	117,176
FRB Ser. 06-1, Class HF, zero %, 2032	178,860	175,657
IFB Ser. 06-75, Class FY, zero %, 2036	247,111	247,259
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	337,986	364,352
Ser. T-42, Class A5, 7 1/2s, 2042	229,404	246,013
Ser. T-60, Class 1A2, 7s, 2044	826,433	884,759
Ser. T-59, Class 1A2, 7s, 2043	1,910,267	2,050,772
Ser. T-55, Class 1A2, 7s, 2043	1,138,584	1,207,797
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities IFB Ser. T-56, Class 2ASI, IO,
3.235s, 2043	587,057	61,641
Freddie Mac
FRB Ser. 3030, Class CF, 22.306s, 2035	404,033	371,746
IFB Ser. 3339, Class WS, 10.167s, 2037	551,575	741,594
IFB Ser. 3339, Class JS, 10.156s, 2037	496,201	619,288
IFB Ser. 3355, Class KS, 9.461s, 2037	506,536	572,754
IFB Ser. 3202, Class PS, 9.075s, 2036	766,199	956,679
IFB Ser. 3349, Class SA, 8.835s, 2037	1,797,478	2,205,468
IFB Ser. 3331, Class SE, 8.835s, 2037	448,652	534,180
IFB Ser. 3360, Class SB, 8.42s, 2037	293,826	387,072
IFB Ser. 3153, Class SX, 8.113s, 2036	2,031,264	2,429,062
IFB Ser. 3081, Class DC, 6.536s, 2035	564,760	640,357
IFB Ser. 3114, Class GK, 6.29s, 2036	372,281	421,520
IFB Ser. 2979, Class AS, 5.839s, 2034	256,541	277,219
IFB Ser. 3149, Class SU, 5.837s, 2036	426,569	444,076
IFB Ser. 3153, Class UT, 5.582s, 2036	1,205,078	1,292,178
IFB Ser. 3065, Class DC, 4.778s, 2035	907,287	939,057
IFB Ser. 3360, Class SC, 4.643s, 2037	728,928	774,139
IFB Ser. 3031, Class BS, 4.156s, 2035	1,238,710	1,252,688
IFB Ser. 3012, Class GP, 3.624s, 2035	601,805	634,681
IFB Ser. 3184, Class SP, IO, 2.323s, 2033	1,527,362	138,017
IFB Ser. 3203, Class SH, IO, 2.113s, 2036	867,422	88,975
IFB Ser. 2755, Class SG, IO, 2.073s, 2031	1,662,093	134,883
IFB Ser. 2594, Class SE, IO, 2.023s, 2030	1,499,070	97,678
IFB Ser. 2828, Class TI, IO, 2.023s, 2030	806,732	67,899
IFB Ser. 3297, Class BI, IO, 1.733s, 2037	3,524,599	312,260
IFB Ser. 3284, Class IV, IO, 1.723s, 2037	848,091	77,256
IFB Ser. 3287, Class SD, IO, 1.723s, 2037	1,411,149	115,278
IFB Ser. 3281, Class BI, IO, 1.723s, 2037	688,518	57,356
IFB Ser. 3249, Class SI, IO, 1.723s, 2036	572,119	53,678
IFB Ser. 3028, Class ES, IO, 1.723s, 2035	4,231,941	383,657
IFB Ser. 3042, Class SP, IO, 1.723s, 2035	932,661	84,602
IFB Ser. 3045, Class DI, IO, 1.703s, 2035	8,655,885	629,530
IFB Ser. 3136, Class NS, IO, 1.673s, 2036	408,620	32,874
IFB Ser. 3054, Class CS, IO, 1.673s, 2035	892,234	57,874
IFB Ser. 3107, Class DC, IO, 1.673s, 2035	2,179,579	204,810
IFB Ser. 3066, Class SI, IO, 1.673s, 2035	5,805,522	532,364
IFB Ser. 2950, Class SM, IO, 1.673s, 2016	540,747	43,649
IFB Ser. 3256, Class S, IO, 1.663s, 2036	1,681,534	144,300
IFB Ser. 3031, Class BI, IO, 1.662s, 2035	829,773	81,714
IFB Ser. 3244, Class SB, IO, 1.633s, 2036	990,528	78,897
IFB Ser. 3244, Class SG, IO, 1.633s, 2036	1,127,675	95,480
IFB Ser. 3236, Class IS, IO, 1.623s, 2036	1,836,123	139,727
IFB Ser. 3114, Class TS, IO, 1.623s, 2030	5,915,911	356,806
IFB Ser. 3128, Class JI, IO, 1.603s, 2036	201,235	16,992
IFB Ser. 3240, Class S, IO, 1.593s, 2036	3,432,101	269,479
IFB Ser. 3153, Class JI, IO, 1.593s, 2036	1,821,415	126,137
IFB Ser. 3065, Class DI, IO, 1.593s, 2035	631,657	61,797
IFB Ser. 3315, Class DS, IO, 1.573s, 2037	1,638,588	102,673
IFB Ser. 3145, Class GI, IO, 1.573s, 2036	164,628	14,922
IFB Ser. 3114, Class GI, IO, 1.573s, 2036	890,115	90,358
IFB Ser. 3339, Class JI, IO, 1.563s, 2037	3,439,029	215,971
IFB Ser. 3218, Class AS, IO, 1.553s, 2036	1,312,999	92,840
IFB Ser. 3221, Class SI, IO, 1.553s, 2036	1,484,972	109,184
IFB Ser. 3202, Class PI, IO, 1.513s, 2036	4,037,695	306,704
IFB Ser. 3355, Class MI, IO, 1.473s, 2037	1,077,684	78,560
IFB Ser. 3355, Class LI, IO, 1.473s, 2037	1,321,691	69,365
IFB Ser. 3201, Class SG, IO, 1.473s, 2036	1,871,165	142,408
IFB Ser. 3203, Class SE, IO, 1.473s, 2036	1,693,510	124,416
IFB Ser. 3171, Class PS, IO, 1.458s, 2036	1,651,812	130,408
IFB Ser. 3152, Class SY, IO, 1.453s, 2036	869,602	73,677
IFB Ser. 3284, Class BI, IO, 1.423s, 2037	1,123,496	80,597

IFB Ser. 3284, Class LI, IO, 1.413s, 2037	2,088,854	156,414
IFB Ser. 3281, Class AI, IO, 1.403s, 2037	4,113,321	311,590
IFB Ser. 3012, Class UI, IO, 1.393s, 2035	1,505,642	110,878
IFB Ser. 3311, Class IA, IO, 1.383s, 2037	1,557,421	123,098
IFB Ser. 3311, Class IB, IO, 1.383s, 2037	1,557,421	123,098
IFB Ser. 3311, Class IC, IO, 1.383s, 2037	1,557,421	123,098
IFB Ser. 3311, Class ID, IO, 1.383s, 2037	1,557,421	123,098
IFB Ser. 3311, Class IE, IO, 1.383s, 2037	2,289,819	180,987
IFB Ser. 3274, Class JS, IO, 1.383s, 2037	3,629,420	244,800
IFB Ser. 3240, Class GS, IO, 1.353s, 2036	2,080,032	153,889
IFB Ser. 3339, Class TI, IO, 1.113s, 2037	1,871,690	131,085
IFB Ser. 3288, Class SJ, IO, 1.103s, 2037	1,931,230	120,201
IFB Ser. 3284, Class CI, IO, 1.093s, 2037	3,095,222	208,913
IFB Ser. 3291, Class SA, IO, 1.083s, 2037	800,751	47,434
IFB Ser. 3016, Class SQ, IO, 1.083s, 2035	1,715,930	88,842
IFB Ser. 3284, Class WI, IO, 1.073s, 2037	5,149,809	334,747
IFB Ser. 3012, Class IG, IO, 1.053s, 2035	5,588,546	383,624
IFB Ser. 3235, Class SA, IO, 0.923s, 2036	883,415	47,505
Ser. 246, PO, zero %, 2037	6,891,691	5,512,613
Ser. 3300, PO, zero %, 2037	888,641	724,058
Ser. 242, PO, zero %, 2036	12,617,936	10,106,571
Ser. 236, PO, zero %, 2036	1,065,199	849,212
FRB Ser. 3349, Class DO, zero %, 2037	285,071	283,562
FRB Ser. 3327, Class YF, zero %, 2037	530,682	531,663
FRB Ser. 3326, Class XF, zero %, 2037	685,639	658,312
FRB Ser. 3326, Class YF, zero %, 2037	1,736,721	1,792,148
FRB Ser. 3263, Class TA, zero %, 2037	161,297	174,317
FRB Ser. 3239, Class BF, zero %, 2036	625,039	660,818
FRB Ser. 3228, Class BF, zero %, 2036	248,445	250,184
FRB Ser. 3231, Class XB, zero %, 2036	422,183	421,362
FRB Ser. 3283, Class HF, zero %, 2036	85,937	88,994
FRB Ser. 3174, Class SF, zero %, 2036	257,560	259,520
FRB Ser. 3149, Class XF, zero %, 2036	249,905	253,470
FRB Ser. 3231, Class X, zero %, 2036	267,182	275,711
FRB Ser. 3122, Class GF, zero %, 2036	417,383	423,087
FRB Ser. 3117, Class AF, zero %, 2036	97,553	103,929
FRB Ser. 3326, Class WF, zero %, 2035	1,465,811	1,394,619
FRB Ser. 3036, Class AS, zero %, 2035	90,922	90,040
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 15.015s, 2037	1,088,228	1,657,240
IFB Ser. 07-38, Class AS, 11.46s, 2037	1,237,751	1,617,044
IFB Ser. 07-44, Class SP, 10.598s, 2036	520,189	640,756
IFB Ser. 07-51, Class SP, 9.788s, 2037	324,721	384,423
IFB Ser. 07-67, Class SB, 9.368s, 2037	1,103,176	1,281,305
IFB Ser. 07-35, Class DK, 8.781s, 2035	266,000	312,960
IFB Ser. 07-64, Class AM, 8.006s, 2037	976,823	1,041,293
IFB Ser. 05-84, Class SB, 4.628s, 2035	452,174	448,526
IFB Ser. 05-68, Class DP, 4.319s, 2035	3,394,330	3,466,117
IFB Ser. 05-84, Class SL, 4.075s, 2035	2,367,480	2,411,550
IFB Ser. 05-66, Class SP, 4.075s, 2035	2,711,922	2,751,889
IFB Ser. 05-7, Class NP, 3.564s, 2033	314,374	317,337
IFB Ser. 06-62, Class SI, IO, 2.431s, 2036	1,328,993	96,719
IFB Ser. 07-1, Class SL, IO, 2.411s, 2037	660,120	54,482
IFB Ser. 07-1, Class SM, IO, 2.401s, 2037	660,120	54,302
IFB Ser. 07-26, Class SG, IO, 1.901s, 2037	1,894,177	145,738
IFB Ser. 07-9, Class BI, IO, 1.871s, 2037	4,210,704	287,381
IFB Ser. 07-31, Class CI, IO, 1.861s, 2037	1,117,187	77,275
IFB Ser. 07-25, Class SA, IO, 1.851s, 2037	1,424,772	89,813
IFB Ser. 07-25, Class SB, IO, 1.851s, 2037	2,784,740	175,542
IFB Ser. 07-26, Class LS, IO, 1.851s, 2037	3,943,241	289,230
IFB Ser. 07-22, Class S, IO, 1.851s, 2037	1,052,596	92,491
IFB Ser. 07-11,Class SA, IO, 1.851s, 2037	1,097,159	81,029
IFB Ser. 07-14, Class SB, IO, 1.851s, 2037	1,042,428	75,899
IFB Ser. 07-51, Class SJ, IO, 1.801s, 2037	1,227,885	109,278
IFB Ser. 07-26, Class SD, IO, 1.773s, 2037	1,965,889	134,531
IFB Ser. 07-26, Class SL, IO, 1.773s, 2037	217,859	16,792
IFB Ser. 07-26, Class SM, IO, 1.773s, 2037	4,571,956	360,157
IFB Ser. 07-26, Class SN, IO, 1.773s, 2037	87,753	7,232
IFB Ser. 07-58, Class PS, IO, 1.751s, 2037	145,206	12,010
IFB Ser. 07-59, Class PS, IO, 1.721s, 2037	959,117	74,385
IFB Ser. 07-59, Class SP, IO, 1.721s, 2037	3,249,456	253,395
IFB Ser. 07-68, Class PI, IO, 1.701s, 2037	498,892	39,827
IFB Ser. 06-38, Class SG, IO, 1.701s, 2033	4,082,141	210,545
IFB Ser. 07-53, Class SG, IO, 1.651s, 2037	848,819	52,994
IFB Ser. 07-48, Class SB, IO, 1.623s, 2037	1,963,338	112,447
IFB Ser. 07-64, Class AI, IO, 1.601s, 2037	7,912,265	473,027
IFB Ser. 07-53, Class ES, IO, 1.601s, 2037	1,382,291	71,573
IFB Ser. 07-9, Class DI, IO, 1.561s, 2037	2,128,280	127,566
IFB Ser. 07-57, Class QA, IO, 1.551s, 2037	3,009,029	165,197
IFB Ser. 07-58, Class SA, IO, 1.551s, 2037	278,086	15,771
IFB Ser. 07-58, Class SC, IO, 1.551s, 2037	2,507,367	128,315
IFB Ser. 07-61, Class SA, IO, 1.551s, 2037	1,596,200	91,919
IFB Ser. 07-53, Class SC, IO, 1.551s, 2037	1,516,942	77,676
IFB Ser. 07-58, Class SD, IO, 1.541s, 2037	2,423,155	121,669
IFB Ser. 07-17, Class AI, IO, 1.523s, 2037	4,453,723	309,066
IFB Ser. 07-59, Class SD, IO, 1.521s, 2037	6,400,002	340,846
IFB Ser. 07-9, Class AI, IO, 1.473s, 2037	1,645,569	115,607
IFB Ser. 05-65, Class SI, IO, 1.401s, 2035	7,245,665	469,608
IFB Ser. 06-7, Class SB, IO, 1.371s, 2036	6,283,865	358,604
IFB Ser. 05-68, Class KI, IO, 1.351s, 2035	24,767,885	2,018,710
IFB Ser. 07-17, Class IB, IO, 1.301s, 2037	947,370	56,653

IFB Ser. 06-14, Class S, IO, 1.301s, 2036	1,592,017	91,118
IFB Ser. 06-11, Class ST, IO, 1.291s, 2036	1,000,751	55,483
IFB Ser. 07-27, Class SD, IO, 1.251s, 2037	1,129,318	58,434
IFB Ser. 07-19, Class SJ, IO, 1.251s, 2037	1,723,499	81,879
IFB Ser. 07-23, Class ST, IO, 1.251s, 2037	2,374,670	104,175
IFB Ser. 07-8, Class SA, IO, 1.251s, 2037	652,051	37,167
IFB Ser. 07-9, Class CI, IO, 1.251s, 2037	2,767,418	142,554
IFB Ser. 07-7, Class EI, IO, 1.251s, 2037	996,770	49,437
IFB Ser. 07-7, Class JI, IO, 1.251s, 2037	2,930,325	150,912
IFB Ser. 07-1, Class S, IO, 1.251s, 2037	2,237,193	107,779
IFB Ser. 07-3, Class SA, IO, 1.251s, 2037	2,132,698	100,948
IFB Ser. 07-17, Class IC, IO, 1.223s, 2037	984,126	54,422
IFB Ser. 07-21, Class S, IO, 1.173s, 2037	2,168,974	115,513
IFB Ser. 07-31, Class AI, IO, 1.153s, 2037	1,222,408	110,864
IFB Ser. 07-43, Class SC, IO, 1.073s, 2037	1,531,524	77,201
IFB Ser. 07-73, Class MI, IO, 1.051s, 2037	6,974,692	302,004
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	3,575,438	1,643
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	10,469,301	4,799
Ser. 07-73, Class MO, PO, zero %, 2037	536,057	402,310
FRB Ser. 07-73, Class KI, IO, zero %, 2037	5,365,529	126,090
FRB Ser. 07-73, Class KM, zero %, 2037	537,049	556,705
FRB Ser. 07-49, Class UF, zero %, 2037	197,798	195,240
FRB Ser. 07-35, Class UF, zero %, 2037	215,400	226,453
FRB Ser. 07-22, Class TA, zero %, 2037	196,402	204,893
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class AM, 5.799s, 2045	230,000	231,902
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	463,128	494,995
Ser. 05-RP3, Class 1A3, 8s, 2035	1,275,794	1,353,158
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,181,333	1,241,652
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 1.329s, 2034	21,583,232	1,151,730
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.835s, 2035	413,306	407,478
IFB Ser. 06-4F, Class 4A2, IO, 2.285s, 2036	925,336	48,011
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
4.975s, 2037	503,132	474,202
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.063s, 2051	658,000	665,297
FRB Ser. 07-LD12, Class A3, 5.991s, 2051	1,395,000	1,416,581
FRB Ser. 07-LD11, Class AM, 5.819s, 2049	258,000	256,509
Ser. 06-CB16, Class A4, 5.552s, 2045	395,000	397,899
Ser. 06-CB14, Class A4, 5.481s, 2044	825,000	831,831
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	262,000	253,158
Ser. 07-LDPX, Class A3, 5.42s, 2049	2,044,000	2,033,780
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	456,000	457,905
Ser. 07-C6, Class A2, 5.845s, 2012	435,000	449,385
Ser. 04-C7, Class A6, 4.786s, 2029	759,000	739,963
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 11.73s, 2036	482,637	574,700
IFB Ser. 07-5, Class 4A3, 10.89s, 2036	826,741	981,932
IFB Ser. 07-5, Class 8A2, IO, 2.855s, 2036	1,363,319	94,478
Ser. 07-1, Class 3A2, IO, 2.385s, 2037	1,977,082	180,778
IFB Ser. 06-9, Class 3A2, IO, 2.365s, 2037	1,148,171	98,221
IFB Ser. 07-4, Class 3A2, IO, 2.335s, 2037	1,256,868	89,238
IFB Ser. 06-5, Class 2A2, IO, 2.285s, 2036	2,775,484	170,142
IFB Ser. 07-4, Class 2A2, IO, 1.805s, 2037	5,033,831	348,006
IFB Ser. 06-7, Class 2A5, IO, 1.761s, 2036	3,910,833	269,341
Ser. 06-9, Class 2A3, IO, 1.755s, 2036	4,045,576	302,550
IFB Ser. 06-9, Class 2A2, IO, 1.755s, 2037	2,858,089	214,945
IFB Ser. 06-7, Class 2A4, IO, 1.685s, 2036	4,312,842	222,047
IFB Ser. 06-6, Class 1A2, IO, 1.635s, 2036	1,571,735	80,944
IFB Ser. 06-6, Class 1A3, IO, 1.635s, 2036	2,208,560	132,744
IFB Ser. 07-5, Class 10A2, IO, 1.475s, 2037	2,503,847	123,840
IFB Ser. 06-5, Class 1A3, IO, 0.535s, 2036	735,514	8,668
IFB Ser. 06-4, Class 1A3, IO, 0.535s, 2036	1,135,864	20,807
IFB Ser. 06-7, Class 1A3, IO, 0.485s, 2036	1,833,347	23,844
IFB Ser. 06-9, Class 1A6, IO, 0.285s, 2037	1,938,073	21,059
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	951,726	10,985
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	2,390,108	5,231
Morgan Stanley Capital I
FRB Ser. 07-IQ14, Class AM, 5.691s, 2049	122,000	121,308
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,735,000	1,689,484
Ser. 04-HQ4, Class A7, 4.97s, 2040	896,000	887,085
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.342s, 2035	2,023,271	2,008,097
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.685s, 2036	455,949	11,263
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	19,058	18,536
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	4,687,238	4,738,798
FRB Ser. 05-18, Class 6A1, 5.249s, 2035	499,405	493,807
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.385s, 2037	29,965,414	1,714,555
Ser. 07-4, Class 1A4, IO, 1s, 2037	29,965,414	788,905
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO,1.016s, 2037	3,941,993	148,624
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,

4.945s, 2037		1,005,252	982,131
Wachovia Bank Commercial Mortgage Trust Ser. 04-C15,
Class A4, 4.803s, 2041		1,338,000	1,301,709
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.29s, 2036		449,015	442,560
Ser. 05-AR2, Class 2A1, 4.544s, 2035		329,005	322,579
Ser. 05-AR9, Class 1A2, 4.38s, 2035		547,769	541,806
Ser. 04-R, Class 2A1, 4.36s, 2034		328,546	321,790
Ser. 05-AR12, Class 2A5, 4.323s, 2035		8,657,000	8,484,076
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		18,649,000	128,285

Total collateralized mortgage obligations (cost $333,265,050)			$352,110,474

PURCHASED OPTIONS OUTSTANDING (5.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$23,880,000	$1,369,279
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	23,880,000	446,078
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.16	22,458,000	990,398
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.16	22,458,000	154,511
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	8,518,000	61,585
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	8,518,000	399,835
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	19,481,000	387,087
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	19,481,000	1,068,846
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	2,085,021
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	38,533,000	1,078,153
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235	36,396,000	1,790,683
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235	36,396,000	231,479
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215	88,937,000	4,269,865
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215	88,937,000	615,444
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.22	8,518,000	411,590
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.22	8,518,000	58,178
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.45	19,546,000	1,241,757
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.45	19,546,000	82,289
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.685% versus the three month USD-LIBOR-BBA maturing
on July 7, 2018.	Jul-08/5.685	48,873,000	3,889,313

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.685%
versus the three month USD-LIBOR-BBA maturing on
July 7, 2018.	Jul-08/5.685	48,873,000	166,168
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	19,481,000	1,050,805
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	19,481,000	392,153
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	38,533,000	2,085,021
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	38,533,000	1,078,153
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.84% versus the three month
USD-LIBOR-BBA maturing on March 11, 2018.	Mar-08/4.84	6,148,000	145,154
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.84% versus the three month USD-LIBOR-BBA
maturing on March 11, 2018.	Mar-08/4.84	6,148,000	66,995
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.395% versus the three month
USD-LIBOR-BBA maturing September 23, 2019.	Sep-09/5.395	71,142,900	4,121,664
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.395% versus the three month USD-LIBOR-BBA
maturing on September 23, 2019.	Sep-09/5.395	71,142,900	1,773,593
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	38,533,000	2,110,452
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	38,533,000	1,061,199

Total purchased options outstanding (cost $26,674,556)			$34,682,748

ASSET-BACKED SECURITIES (0.6%)(a)

		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C,
5.015s, 2036		$54,000	$46,782
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.025s, 2036		100,000	83,500
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.055s, 2036		27,000	24,721
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
5.035s, 2036		167,000	137,775
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.015s, 2036		248,000	186,517
Lehman XS Trust
FRB Ser. 07-6, Class 2A1, 5.075s, 2037		666,142	640,100
IFB Ser. 07-3, Class 4B, IO, 1.825s, 2037		1,855,494	132,440
Long Beach Mortgage Loan Trust FRB Ser. 06-1,
Class 2A3, 5.055s, 2036		76,000	68,400
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 5.035s, 2036		2,397,000	2,230,708
FRB Ser. 07-RZ1, Class A2, 5.025s, 2037		83,000	71,399
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.005s, 2037		78,000	66,300
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 5.025s, 2036		250,000	207,337

Total asset-backed securities (cost $4,181,006)			$3,895,979

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal
		amount/shares	Value

Interest in $200,000,000 joint tri-party repurchase
agreement dated December 31, 2007 with UBS Securities,
LLC due January 2, 2008 maturity value of $5,701,425
for an effective yield of 4.50% (collateralized
by various mortgage backed securities with coupon rates
ranging 1.00% to 12.50% and due dates ranging from
February 1, 2008 to October 1, 2047, valued
at $204,001,976).		$5,700,000	$5,700,000
U.S. Treasury Bill for a range of effective yields
from 2.90% to 3.89%, March 27, 2008 (SEG)		2,852,000	2,825,491
Putnam Prime Money Market Fund (e)		19,904,705	19,904,705

Total short-term investments (cost $28,430,196)			$28,430,196

TOTAL INVESTMENTS

Total investments (cost $848,347,568)(b)	$892,647,679

FUTURES CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	727	$174,052,888	Mar-08	$1,133,961
Euro-Dollar 90 day (Short)	695	167,243,063	Jun-08	(1,709,278)
Euro-Dollar 90 day (Short)	1,318	318,000,450	Sep-08	(3,969,329)
Euro-Dollar 90 day (Long)	388	93,459,500	Sep-09	1,077,220
U.S. Treasury Bond 20 yr (Short)	64	7,448,000	Mar-08	15,184
U.S. Treasury Note 2 yr (Short)	1,818	382,234,500	Mar-08	(174,482)
U.S. Treasury Note 5 yr (Short)	1,134	125,058,938	Mar-08	(674,742)
U.S. Treasury Note 10 yr (Long)	2,528	286,651,500	Mar-08	666,060

Total				$(3,635,406)

WRITTEN OPTIONS OUTSTANDING at 12/31/07 (premiums received $21,654,094) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	$15,036,000	May-08/5.7	$1,220,322
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	15,036,000	May-08/5.7	27,366
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	97,863,000	Aug-08/5.395	5,890,374
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	97,863,000	Aug-08/5.395	861,194
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	23,123,000	Dec-08/5.00	952,668
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	23,123,000	Dec-08/5.00	559,577
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	2,478,674
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	44,468,500	May-12/5.51	1,986,408
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar-08/5.225	663,520
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.225% versus the three month
USD-LIBOR-BBA maturing March 5, 2018.	14,300,000	Mar-08/5.225	38,896
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	6,106,000	Aug-08/5.385	363,795
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	6,106,000	Aug-08/5.385	54,771
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	2,442,000	Aug-08/5.35	140,391
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	2,442,000	Aug-08/5.35	23,443
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA
maturing October 28, 2019.	71,232,000	Oct-09/5.22	3,451,189
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.22% versus the three month
USD-LIBOR-BBA maturing October 28, 2019.	71,232,000	Oct-09/5.22	2,250,931
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	93,602,000	Jul-08/5.83	8,268,801
Option on an interest rate swap with Merrill Lynch Capital Services, Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.	93,602,000	Jul-08/5.83	221,837

Total			$29,454,157

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$90,500,000		8/11/15	4.892%	3 month USD-LIBOR-BBA	$(3,449,958)

280,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	(20,235)

386,000		10/3/16	5.15630%	3 month USD-LIBOR-BBA	(15,896)

48,000,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	(1,336,703)

14,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	173,670

31,081,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	810,582

28,800,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	90,156

Citibank, N.A.
1,610,000		11/9/17	3 month USD-LIBOR-BBA	5.07641%	52,911

26,325,000		12/24/27	4.9425%	3 month USD-LIBOR-BBA	131,473

139,866,000		12/24/09	3 month USD-LIBOR-BBA	3.8675%	16,327

54,440,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,113,429)

180,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(10,156)

191,700,000		4/6/09	3 month USD-LIBOR-BBA	5.264%	2,959,252

28,463,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(481,871)

8,434,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(152,568)

29,523,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(984,681)

28,730,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(250,193)

Credit Suisse First Boston International
9,804,300		7/9/14	4.945%	3 month USD-LIBOR-BBA	(427,979)

Credit Suisse International
1,683,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	97,425

576,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(29,122)

277,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(13,822)

Goldman Sachs International
154,508,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	(1,151,784)

31,110,000		1/8/12	3 month USD-LIBOR-BBA	4.98%	1,403,307

3,371,000		12/20/16	3 month USD-LIBOR-BBA	5.074%	117,137

380,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(20,270)

33,790,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	1,235,638

150,042,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	(1,223,311)

34,291,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	1,021,608

12,792,200		9/21/17	5.149%	3 month USD-LIBOR-BBA	(657,167)

45,949,600		9/21/09	3 month USD-LIBOR-BBA	4.60%	1,069,592

26,200,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(926,459)

43,461,000		6/12/17	3 month USD-LIBOR-BBA	5.7175%	3,599,709

300,000		11/9/17	3 month USD-LIBOR-BBA	5.08%	9,945

340,000		11/9/17	3 month USD-LIBOR-BBA	5.071%	11,025

27,767,700		9/19/09	3 month USD-LIBOR-BBA	4.763%	734,201

JPMorgan Chase Bank, N.A.
26,325,000		12/24/27	4.9675%	3 month USD-LIBOR-BBA	47,105

33,694,000		11/20/26	3 month USD-LIBOR-BBA	5.266%	1,253,209

1,402,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	(47,194)

25,500,000		3/30/16	3 month USD-LIBOR-BBA	5.2755%	1,635,494

31,200,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,559,293

45,000,000	(F)	3/30/08	3 month USD-LIBOR-BBA	5.163%	636,726

62,600,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	1,212,392

8,814,000		1/19/17	3 month USD-LIBOR-BBA	5.249%	533,813

34,672,000		1/19/09	5.24%	3 month USD-LIBOR-BBA	(845,431)

397,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(25,431)

40,939,000		3/8/17	3 month USD-LIBOR-BBA	5.28%	2,562,580

3,500,000		4/17/09	5.12%	3 month USD-LIBOR-BBA	(48,532)

1,100,000		4/17/17	3 month USD-LIBOR-BBA	5.266%	53,357

51,060,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(2,040,420)

36,500,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	254,648

5,404,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	119,367

36,700,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(1,388,736)

111,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(4,393,784)

2,717,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	202,581

149,658,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(1,228,516)

4,092,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(249,116)

44,000,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(1,144,714)

27,600,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,580,706

11,882,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(257,302)

1,659,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(104,742)

630,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(38,383)

4,500,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	419,127

39,810,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	107,343

29,523,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,001,513)

28,730,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(256,087)

16,000,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,322,119

12,792,200	9/21/17	5.15%	3 month USD-LIBOR-BBA	(658,226)

45,949,600	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,080,837

Lehman Brothers Special Financing, Inc.
139,866,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	(40,197)

10,186,000	12/11/17	4.839%	3 month USD-LIBOR-BBA	(136,350)

13,000,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(567,622)

93,261,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(8,026,592)

122,272,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	2,452,785

168,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	10,479

17,850,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(923,842)

4,007,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(214,423)

38,390,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,551,074)

4,007,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	215,163

9,968,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	75,849

9,968,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(75,356)

34,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(782,997)

32,069,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(728,679)

27,012,000	2/1/17	3 month USD-LIBOR-BBA	5.08%	1,303,482

7,566,000	9/13/17	5.0275%	3 month USD-LIBOR-BBA	(311,832)

15,309,244	8/29/09	5.005%	3 month USD-LIBOR-BBA	(460,829)

952,047	8/29/17	3 month USD-LIBOR-BBA	5.32%	62,425

29,462,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(888,803)

3,973,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(260,487)

638,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(40,399)

8,434,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(147,298)

12,792,200	9/24/17	5.285%	3 month USD-LIBOR-BBA	(799,575)

530,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	17,057

28,730,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(259,188)

29,523,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(947,707)

18,511,800	9/19/09	3 month USD-LIBOR-BBA	4.755%	486,456

45,949,600	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,160,922

Merrill Lynch Capital Services, Inc.
8,434,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(148,352)

Morgan Stanley Capital Services, Inc.
194,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(11,775)

Total				$(10,417,835)

(F) Is valued at fair value following procedures approved by the Trustees.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/07 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
$3,820,000	(F)	11/2/08	20 bp plus	The spread	$114,263
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
87,000	(F)	4/30/08	110 bp plus Banc	The spread	1,114
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

Lehman Brothers Special Financing, Inc.
360,000		6/1/08	(Beginning	The spread	(1,880)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

230,000	(F)	6/2/08	(Beginning	The spread	(4,148)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

Morgan Stanley Capital Services, Inc.
230,000	(F)	6/2/08	(Banc of America	The spread	(2,843)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

Total					$106,506

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $679,205,005.

(b) The aggregate identified cost on a tax basis is $849,041,512, resulting in gross unrealized appreciation and depreciation of $50,672,737 and $7,066,570, respectively, or net unrealized appreciation of $43,606,167.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2007.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $112,530 for the period ended December 31, 2007. During the period ended December 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $32,370,545 and $24,869,662, respectively.

At December 31, 2007, liquid assets totaling $178,475,008 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2007.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008